Income Taxes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Effective income tax rate (as a percent)	21.90%	12.20%	7.90%	6.40%	13.60%
Statutory federal income tax rate (as a percent)	35.00%	35.00%	35.00%	35.00%	35.00%